Stock-Based Compensation and Employee Benefits - Equity Incentive Plans Narrative (Details) - shares	12 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 29, 2024
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shares available for issuance	4.00%
Common stock reserved for future issuance	6,010,528		7,000,000
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards issued		0
Common stock reserved for future issuance	0